SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares yr	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2016 USD ($) shares
Weighted Average Exercise Price
The weighted average remaining contractual life for the share options | yr	5.81	6.69
Employees Consultants and Directors [Member]
Number of Options
Outstanding at beginning of year | shares	5,106,300	4,439,884	4,970,028
Granted | shares	555,000	1,537,250	377,500
Exercised | shares	(3,750)	(269,738)	(76,447)
Forfeited | shares	(1,268,027)	(601,096)	(831,197)
Outstanding at end of year | shares	4,389,523	5,106,300	4,439,884
Exercisable at end of year | shares	2,843,582	3,146,823	3,203,850
Weighted Average Exercise Price
Outstanding at beginning of year | $	$ 8.47	$ 9.5	$ 9.65
Granted | $	3.16	5.08	6.94
Exercised | $	2.64	2.18	2.45
Forfeited | $	9.66	10.22	9.87
Outstanding at end of year | $	7.46	8.47	9.5
Exercisable at end of year | $	$ 8.95	$ 10.73	$ 9.18